Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000162682 | U.S. Treasury Bill8255510
Holdings [Line Items]
Percent of Total Investments	10.10%
C000162682 | Jonah Energy8255308
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162682 | NVIDIA8255479
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162682 | Apple8255384
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162682 | ServiceNow8255493
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162682 | Barrick Gold8255390
Holdings [Line Items]
Percent of Total Investments	2.20%
C000162682 | Newmont8255476
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162682 | JPMorgan Chase8255457
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162682 | Taiwan Semiconductor Manufacturing8255364
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162682 | Microsoft8255468
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162682 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162682 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162682 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162682 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162682 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162682 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162682 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162682 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162682 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162682 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162682 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162682 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000228513 | U.S. Treasury Bill8255510
Holdings [Line Items]
Percent of Total Investments	10.10%
C000228513 | Jonah Energy8255308
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228513 | NVIDIA8255479
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228513 | Apple8255384
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228513 | ServiceNow8255493
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228513 | Barrick Gold8255390
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228513 | Newmont8255476
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228513 | JPMorgan Chase8255457
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228513 | Taiwan Semiconductor Manufacturing8255364
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228513 | Microsoft8255468
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228513 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228513 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228513 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228513 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228513 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228513 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228513 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228513 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228513 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228513 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228513 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228513 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000228512 | U.S. Treasury Bill8255510
Holdings [Line Items]
Percent of Total Investments	10.10%
C000228512 | Jonah Energy8255308
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228512 | NVIDIA8255479
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228512 | Apple8255384
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228512 | ServiceNow8255493
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228512 | Barrick Gold8255390
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228512 | Newmont8255476
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228512 | JPMorgan Chase8255457
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228512 | Taiwan Semiconductor Manufacturing8255364
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228512 | Microsoft8255468
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228512 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228512 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228512 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228512 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228512 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228512 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228512 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228512 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228512 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228512 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228512 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228512 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.20%